Fair Value - Summary of Reconciliation of Fair Value Measurement of Financial Instruments (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 JPY (¥)
Disclosure of fair value measurement of assets [abstract]
Purchases	¥ 106,911
Net gains and losses recognized in profit and loss	(41,879)
Ending balance	¥ 65,032